UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2014

MFS® CHARTER INCOME TRUST

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 112.6%
Aerospace - 1.5%
Bombardier, Inc., 7.5%, 3/15/18 (n)		$1,040,000	$1,159,600
Bombardier, Inc., 7.75%, 3/15/20 (n)		425,000	471,750
Bombardier, Inc., 6.125%, 1/15/23 (n)		1,380,000	1,414,500
CPI International, Inc., 8.75%, 2/15/18		1,125,000	1,170,000
Gencorp, Inc., 7.125%, 3/15/21		1,555,000	1,675,513
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21		2,075,000	2,256,563
TransDigm, Inc., 6.5%, 7/15/24 (n)		255,000	261,375

			$8,409,301
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20		$875,000	$939,531
PVH Corp., 4.5%, 12/15/22		1,375,000	1,364,688

			$2,304,219
Asset-Backed & Securitized - 3.8%
Banc of America Commercial Mortgage, Inc., FRN, 5.947%, 2/10/51		$1,176,884	$1,298,959
Bayview Financial Acquisition Trust, FRN, 5.483%, 2/28/41 (d)(q)		100,289	101,638
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.756%, 12/28/40 (z)		682,291	422,206
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		1,605,000	1,686,003
Commercial Mortgage Pass-Through Certificates, FRN, 5.969%, 6/10/46		230,000	246,040
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2/25/33		412,932	417,787
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)		2,686,056	134,303
First Union-Lehman Brothers Bank of America, FRN, 0.719%, 11/18/35 (i)		5,911,073	136,327
Goldman Sachs Mortgage Securities Corp., FRN, 5.99%, 8/10/45		1,594,587	1,749,591
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		954,545	1,017,147
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.984%, 6/15/49		1,000,000	1,017,178
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.144%, 2/15/51		604,271	605,707
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.984%, 6/15/49		2,346,110	2,551,127
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.984%, 6/15/49		2,142,300	2,260,791
Merrill Lynch Mortgage Trust, FRN, 6.008%, 6/12/50		1,350,000	1,492,765
Morgan Stanley Capital I Trust, “AM”, FRN, 5.869%, 4/15/49		2,137,000	2,262,245
Multi Security Asset Trust, “A3”, CDO, 5%, 11/28/35 (n)		271,119	272,187
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.14%, 2/15/51		3,625,000	3,931,487

			$21,603,488
Automotive - 2.4%
Accuride Corp., 9.5%, 8/01/18		$1,585,000	$1,660,288
Allison Transmission, Inc., 7.125%, 5/15/19 (n)		2,345,000	2,479,838
FCE Bank PLC, 1.875%, 5/12/16	EUR	100,000	134,092
Ford Motor Credit Co. LLC, 1.7%, 5/09/16		$550,000	555,926
Goodyear Tire & Rubber Co., 6.5%, 3/01/21		1,585,000	1,699,913
Goodyear Tire & Rubber Co., 7%, 5/15/22		350,000	381,500
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/17 (n)		370,000	382,220
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)		2,065,000	2,297,313
Jaguar Land Rover PLC, 5.625%, 2/01/23 (n)		465,000	490,575
Lear Corp., 8.125%, 3/15/20		833,000	882,980
Lear Corp., 4.75%, 1/15/23		1,015,000	1,020,075
Lear Corp., 5.375%, 3/15/24		60,000	61,500
Renault S.A., 3.625%, 9/19/18	EUR	250,000	353,526
Schaeffler Finance B.V., 4.75%, 5/15/21 (z)		$660,000	673,200
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		99,000	101,723
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	200,000	279,740

			$13,454,409

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/20		$200,000	$233,551

Broadcasting - 1.7%
AMC Networks, Inc., 7.75%, 7/15/21		$668,000	$737,305
Clear Channel Communications, Inc., 9%, 3/01/21		763,000	791,613
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22		190,000	202,350
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22		850,000	909,500
Discovery Communications, Inc., 4.875%, 4/01/43		200,000	209,079
Liberty Media Corp., 8.5%, 7/15/29		820,000	918,400
Liberty Media Corp., 8.25%, 2/01/30		210,000	233,100
Myriad International Holdings B.V., 6%, 7/18/20 (n)		250,000	273,800
Netflix, Inc., 5.375%, 2/01/21		1,680,000	1,759,800
Nexstar Broadcasting, Inc., 6.875%, 11/15/20		960,000	1,017,600
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)		181,000	182,375
Univision Communications, Inc., 6.875%, 5/15/19 (n)		855,000	906,300
Univision Communications, Inc., 7.875%, 11/01/20 (n)		720,000	784,800
Univision Communications, Inc., 8.5%, 5/15/21 (n)		470,000	514,650
Vivendi S.A., 4%, 3/31/17	EUR	150,000	214,001

			$9,654,673
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 11/15/19		$2,200,000	$2,359,500

Building - 2.6%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$1,800,000	$1,885,500
Building Materials Holding Corp., 6.875%, 8/15/18 (n)		790,000	819,625
Building Materials Holding Corp., 7%, 2/15/20 (n)		600,000	630,000
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		675,000	723,938
CEMEX Espana S.A., 9.25%, 5/12/20 (n)		925,000	1,003,625
CEMEX Finance LLC, 6%, 4/01/24 (n)		234,000	243,360
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		284,000	301,040
CEMEX S.A.B. de C.V., 9.25%, 5/12/20		560,000	607,600
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		423,000	464,771
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		263,000	259,055
CRH Finance Ltd., 3.125%, 4/03/23	EUR	150,000	218,200
Gibraltar Industries, Inc., 6.25%, 2/01/21		$300,000	311,250
HD Supply, Inc., 8.125%, 4/15/19		690,000	752,100
HD Supply, Inc., 7.5%, 7/15/20		1,300,000	1,397,500
Headwaters, Inc., 7.25%, 1/15/19		390,000	410,475
Headwaters, Inc., 7.625%, 4/01/19		255,000	269,025
Holcim Finance Luxembourg S.A., 3%, 1/22/24	EUR	150,000	218,001
Holcim GB Finance Ltd., 8.75%, 4/24/17	GBP	100,000	193,989
Lafarge S.A., 6.625%, 11/29/18	EUR	200,000	308,887
Mohawk Industries, Inc., 3.85%, 2/01/23		$134,000	135,072
Nortek, Inc., 8.5%, 4/15/21		1,120,000	1,218,000
Owens Corning, Inc., 4.2%, 12/15/22		250,000	257,739
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		985,000	1,041,638
USG Corp., 7.875%, 3/30/20 (n)		480,000	523,200
USG Corp., 5.875%, 11/01/21 (n)		235,000	245,575

			$14,439,165
Business Services - 0.9%
Equinix, Inc., 4.875%, 4/01/20		$565,000	$576,300
Equinix, Inc., 5.375%, 4/01/23		490,000	499,800
Fidelity National Information Services, Inc., 5%, 3/15/22		700,000	741,156

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Business Services - continued
Fidelity National Information Services, Inc., 3.875%, 6/05/24		$335,000	$341,141
Iron Mountain, Inc., 8.375%, 8/15/21		583,000	607,778
Iron Mountain, Inc., 6%, 8/15/23		625,000	667,188
Lender Processing Services, Inc., 5.75%, 4/15/23		300,000	320,250
NeuStar, Inc., 4.5%, 1/15/23		1,125,000	981,563
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)		449,000	462,505

			$5,197,681
Cable TV - 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		$1,055,000	$1,131,488
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20		250,000	270,000
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		1,965,000	2,087,813
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		935,000	956,038
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		1,575,000	1,653,750
Comcast Corp., 4.75%, 3/01/44		223,000	244,108
DISH DBS Corp., 7.875%, 9/01/19		240,000	278,400
DISH DBS Corp., 6.75%, 6/01/21		1,000,000	1,118,700
DISH DBS Corp., 5%, 3/15/23		1,065,000	1,059,675
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		1,145,000	1,196,525
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		1,755,000	1,748,419
Intelsat Luxembourg S.A., 8.125%, 6/01/23		1,135,000	1,228,638
Lynx I Corp., 5.375%, 4/15/21 (n)		380,000	395,200
Lynx II Corp., 6.375%, 4/15/23 (n)		555,000	591,075
Nara Cable Funding Ltd., 8.875%, 12/01/18	EUR	150,000	208,776
Numericable Group S.A., 6%, 5/15/22 (n)		$1,490,000	1,534,700
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	215,000	224,033
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$90,000	88,200
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		120,000	125,400
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		185,000	192,400
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		530,000	511,450
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		1,065,000	1,107,600
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	435,000	605,862
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	100,000	195,933
Time Warner Cable, Inc., 5.25%, 7/15/42	GBP	100,000	188,605
Unitymedia Hessen, 5.5%, 1/15/23 (n)		$1,100,000	1,124,750
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)		844,000	892,530
Videotron Ltd., 5.375%, 6/15/24 (n)		70,000	71,400
VTR Finance B.V., 6.875%, 1/15/24 (n)		207,000	222,008
Ziggo Bond Co. B.V., 8%, 5/15/18 (n)	EUR	635,000	906,322

			$22,159,798
Chemicals - 2.3%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$1,044,000	$1,145,790
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		210,000	213,675
CF Industries, Inc., 5.15%, 3/15/34		169,000	184,256
Dow Chemical Co., 8.55%, 5/15/19		200,000	254,797
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)		1,080,000	1,177,200
FMC Corp., 4.1%, 2/01/24		175,000	184,293
Hexion U.S. Finance Corp., 6.625%, 4/15/20		330,000	347,325
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		830,000	861,125
Huntsman International LLC, 8.625%, 3/15/21		1,180,000	1,295,050
INEOS Finance PLC, 8.375%, 2/15/19 (n)		2,000,000	2,170,000
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)		515,000	531,738
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		400,000	410,000
LYB International Finance B.V., 4%, 7/15/23		135,000	142,794

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - continued
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		$250,000	$269,375
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)		414,000	454,439
Taminco Global Chemical Corp., 9.75%, 3/31/20 (n)		1,300,000	1,430,000
Tronox Finance LLC, 6.375%, 8/15/20		1,865,000	1,920,950

			$12,992,807
Computer Software - 0.3%
Oracle Corp., 3.4%, 7/08/24		$251,000	$255,225
Syniverse Holdings, Inc., 9.125%, 1/15/19		362,000	383,268
VeriSign, Inc., 4.625%, 5/01/23		980,000	962,850

			$1,601,343
Computer Software - Systems - 0.5%
Audatex North America, Inc., 6%, 6/15/21 (n)		$1,315,000	$1,393,900
Audatex North America, Inc., 6.125%, 11/01/23 (n)		210,000	222,600
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19		866,000	930,950
CDW LLC/CDW Finance Corp., 6%, 8/15/22		320,000	337,200

			$2,884,650
Conglomerates - 1.9%
Alfa S.A.B de C.V., 6.875%, 3/25/44		$521,000	$587,428
Amsted Industries Co., 5%, 3/15/22 (n)		1,820,000	1,833,650
BC Mountain LLC, 7%, 2/01/21 (n)		1,160,000	1,096,200
Dynacast International LLC, 9.25%, 7/15/19		890,000	967,875
Entegris, Inc., 6%, 4/01/22 (n)		1,475,000	1,519,250
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)		619,000	564,838
Renaissance Acquisition, 6.875%, 8/15/21 (n)		1,345,000	1,422,338
Rexel S.A., 6.125%, 12/15/19 (n)		1,520,000	1,584,600
Roper Industries, Inc., 1.85%, 11/15/17		200,000	201,316
Siemens Financierings N.V., 5.25% to 9/14/16, FRN to 9/14/66	EUR	100,000	141,742
Siemens Financierings N.V., 6.125% to 9/14/16, FRN to 9/14/66	GBP	75,000	132,675
Silver II Borrower, 7.75%, 12/15/20 (n)		$535,000	572,450

			$10,624,362
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21		$450,000	$480,375
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		853,000	884,988

			$1,365,363
Consumer Products - 0.6%
Elizabeth Arden, Inc., 7.375%, 3/15/21		$1,040,000	$975,000
Prestige Brands, Inc., 8.125%, 2/01/20		257,000	278,845
Prestige Brands, Inc., 5.375%, 12/15/21 (n)		805,000	798,963
Prosegur Compania de Seguridad S.A., 2.75%, 4/02/18	EUR	200,000	276,723
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/23 (n)		$250,000	258,787
Spectrum Brands, Inc., 6.375%, 11/15/20		685,000	736,375

			$3,324,693
Consumer Services - 1.2%
ADT Corp., 6.25%, 10/15/21		$1,825,000	$1,929,938
ADT Corp., 4.125%, 6/15/23		60,000	55,800
Garda World Security Corp., 7.25%, 11/15/21 (n)		245,000	250,819
Garda World Security Corp., 7.25%, 11/15/21 (n)		660,000	675,675
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		505,000	503,738
Monitronics International, Inc., 9.125%, 4/01/20		1,360,000	1,455,200
Service Corp. International, 7%, 6/15/17		1,220,000	1,346,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Consumer Services - continued
Service Corp. International, 5.375%, 5/15/24 (n)		$545,000	$562,713

			$6,780,458
Containers - 2.6%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		$750,000	$821,250
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)		1,445,000	1,575,050
Ardagh Packaging Finance PLC, 6%, 6/30/21 (n)		470,000	465,300
Ball Corp., 5%, 3/15/22		668,000	693,885
Ball Corp., 4%, 11/15/23		1,260,000	1,206,450
Berry Plastics Group, Inc., 9.75%, 1/15/21		145,000	163,306
Berry Plastics Group, Inc., 5.5%, 5/15/22		915,000	912,713
Crown American LLC, 4.5%, 1/15/23		1,370,000	1,344,313
Greif, Inc., 6.75%, 2/01/17		850,000	922,250
Greif, Inc., 7.75%, 8/01/19		1,000,000	1,145,000
Reynolds Group, 7.125%, 4/15/19		835,000	867,356
Reynolds Group, 9.875%, 8/15/19		410,000	454,588
Reynolds Group, 5.75%, 10/15/20		790,000	825,550
Reynolds Group, 8.25%, 2/15/21		1,880,000	2,051,550
Signode Industrial Group, 6.375%, 5/01/22 (n)		930,000	925,350

			$14,373,911
Defense Electronics - 0.3%
BAE Systems PLC, 4.125%, 6/08/22	GBP	150,000	$262,159
Ducommun, Inc., 9.75%, 7/15/18		$1,164,000	1,271,670

			$1,533,829
Electronics - 1.0%
Advanced Micro Devices, Inc., 6.75%, 3/01/19 (n)		$1,055,000	$1,105,113
Advanced Micro Devices, Inc., 7.5%, 8/15/22		305,000	325,969
Advanced Micro Devices, Inc., 7%, 7/01/24 (n)		295,000	300,163
Micron Technology, Inc., 5.875%, 2/15/22 (n)		675,000	723,094
Nokia Corp., 5.375%, 5/15/19		500,000	535,000
Nokia Corp., 6.625%, 5/15/39		190,000	204,725
NXP B.V., 5.75%, 3/15/23 (n)		1,130,000	1,189,325
Sensata Technologies B.V., 6.5%, 5/15/19 (n)		1,130,000	1,187,913
Tyco Electronics Group S.A., 2.375%, 12/17/18		294,000	296,651

			$5,867,953
Emerging Market Quasi-Sovereign - 2.7%
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		$1,092,000	$1,158,066
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)		547,000	586,060
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		586,000	571,218
Comision Federal de Electricidad , 4.875%, 1/15/24		234,000	251,550
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)		819,000	836,609
Ecopetrol S.A., 7.375%, 9/18/43		552,000	705,180
Ecopetrol S.A., 5.875%, 5/28/45		503,000	542,465
Gaz Capital S.A., 4.95%, 2/06/28		637,000	547,947
KazAgro National Management Holding, 4.625%, 5/24/23 (n)		1,088,000	1,058,298
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)		1,167,000	1,318,710
Magyar Export-Import Bank, 5.5%, 2/12/18 (n)		200,000	214,500
Majapahit Holding B.V., 7.25%, 6/28/17 (n)		591,000	665,614
Majapahit Holding B.V., 8%, 8/07/19 (n)		380,000	449,350
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		280,000	301,000
Pemex Project Funding Master Trust, 5.75%, 3/01/18		642,000	720,324
Pertamina PT, 5.25%, 5/23/21 (n)		256,000	269,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Pertamina PT, 4.875%, 5/03/22 (n)		$547,000	$560,675
Pertamina PT, 6%, 5/03/42 (n)		318,000	320,385
Petroleos Mexicanos, 8%, 5/03/19		1,101,000	1,362,488
Petroleos Mexicanos, 4.875%, 1/24/22		774,000	840,951
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)		200,000	206,500
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)		279,000	285,050
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		1,570,000	1,636,651

			$15,408,711
Emerging Market Sovereign - 4.0%
Dominican Republic, 7.5%, 5/06/21 (n)		$548,000	$631,570
Dominican Republic, 5.875%, 4/18/24 (n)		121,000	128,563
Dominican Republic, 8.625%, 4/20/27		891,000	1,124,888
Nota do Tesouro Nacional, 10%, 1/01/23	BRL	8,495,000	3,550,435
Republic of Angola, 7%, 8/16/19		$482,000	528,079
Republic of Argentina, 7%, 10/03/15		979,000	895,431
Republic of Argentina, 7%, 4/17/17		481,000	402,049
Republic of Colombia, 8.125%, 5/21/24		1,025,000	1,396,050
Republic of Croatia, 5.5%, 4/04/23 (n)		2,108,000	2,200,120
Republic of Ecuador, 7.95%, 6/20/24 (n)		523,000	577,915
Republic of Hungary, 5.375%, 2/21/23		872,000	935,220
Republic of Indonesia, 11.625%, 3/04/19 (n)		848,000	1,150,100
Republic of Indonesia, 2.875%, 7/08/21 (z)	EUR	175,000	233,965
Republic of Indonesia, 3.375%, 4/15/23 (n)		$302,000	288,033
Republic of Panama, 9.375%, 4/01/29		719,000	1,110,855
Republic of Paraguay, 6.1%, 8/11/44 (z)		550,000	588,500
Republic of Peru, 7.35%, 7/21/25		355,000	477,475
Republic of Romania, 6.75%, 2/07/22 (n)		1,030,000	1,242,438
Republic of Slovakia, 4.375%, 5/21/22 (n)		688,000	740,515
Republic of Turkey, 5.625%, 3/30/21		362,000	397,947
Republic of Turkey, 6.25%, 9/26/22		390,000	444,600
Russian Federation, 4.875%, 9/16/23 (n)		800,000	784,960
United Mexican States, 3.625%, 3/15/22		1,130,000	1,176,330
United Mexican States, 8.5%, 5/31/29	MXN	13,970,000	1,299,823

			$22,305,861
Energy - Independent - 6.1%
Afren PLC, 10.25%, 4/08/19 (n)		$463,000	$487,308
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (z)		385,000	373,450
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (z)		775,000	755,625
Antero Resources Finance Corp., 6%, 12/01/20		735,000	776,307
Antero Resources Finance Corp., 5.375%, 11/01/21		1,050,000	1,081,500
Athlon Holdings LP/Athlon Finance Corp., 6%, 5/01/22 (n)		995,000	1,024,850
Baytex Energy Corp., 5.125%, 6/01/21 (n)		145,000	145,181
Baytex Energy Corp., 5.625%, 6/01/24 (z)		1,045,000	1,045,000
Bill Barrett Corp., 7%, 10/15/22		1,090,000	1,122,700
BreitBurn Energy Partners LP, 8.625%, 10/15/20		330,000	353,100
BreitBurn Energy Partners LP, 7.875%, 4/15/22		1,610,000	1,706,600
Chaparral Energy, Inc., 7.625%, 11/15/22		1,260,000	1,352,925
Chesapeake Energy Corp., 5.75%, 3/15/23		580,000	647,425
Cimarex Energy Co., 4.375%, 6/01/24		25,000	26,031
Concho Resources, Inc., 6.5%, 1/15/22		825,000	903,375
Concho Resources, Inc., 5.5%, 4/01/23		725,000	773,938
Continental Resources, Inc., 4.5%, 4/15/23		250,000	269,972
Continental Resources, Inc., 4.9%, 6/01/44 (n)		200,000	211,304

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Independent - continued
Denbury Resources, Inc., 4.625%, 7/15/23		$880,000	$849,200
EP Energy LLC, 6.875%, 5/01/19		300,000	316,500
EP Energy LLC, 9.375%, 5/01/20		1,150,000	1,296,625
EP Energy LLC, 7.75%, 9/01/22		2,360,000	2,649,100
EPL Oil & Gas, Inc., 8.25%, 2/15/18		845,000	895,700
Halcon Resources Corp., 8.875%, 5/15/21		1,755,000	1,847,138
Harvest Operations Corp., 6.875%, 10/01/17		1,265,000	1,350,388
Hess Corp., 8.125%, 2/15/19		100,000	124,665
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)		400,000	422,000
Laredo Petroleum, Inc., 5.625%, 1/15/22		335,000	344,213
Laredo Petroleum, Inc., 7.375%, 5/01/22		250,000	273,750
LINN Energy LLC, 8.625%, 4/15/20		530,000	565,775
LINN Energy LLC, 7.75%, 2/01/21		1,388,000	1,478,220
MEG Energy Corp., 6.5%, 3/15/21 (n)		1,310,000	1,382,050
MEG Energy Corp., 7%, 3/31/24 (n)		685,000	744,938
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		738,000	778,590
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		272,000	282,853
Oasis Petroleum, Inc., 6.875%, 3/15/22		1,280,000	1,398,400
Range Resources Corp., 5%, 8/15/22		420,000	446,775
Sanchez Energy Corp., 6.125%, 1/15/23 (z)		665,000	688,275
SandRidge Energy, Inc., 8.125%, 10/15/22		1,445,000	1,535,313
SM Energy Co., 6.5%, 11/15/21		990,000	1,074,150
Southwestern Energy Co., 7.5%, 2/01/18		277,000	326,449

			$34,127,658
Energy - Integrated - 0.7%
BG Energy Capital PLC, FRN, 6.5%, 11/30/72	EUR	150,000	$223,059
Eni S.p.A., 4%, 6/29/20	EUR	150,000	229,334
Inkia Energy Ltd., 8.375%, 4/04/21		$754,000	821,860
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		200,000	214,500
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		544,000	489,056
LUKOIL International Finance B.V., 4.563%, 4/24/23		200,000	179,800
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		1,107,000	1,228,770
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		201,000	203,010
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	200,000	299,081

			$3,888,470
Entertainment - 1.5%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)		$1,460,000	$1,606,000
Carnival Corp., 1.2%, 2/05/16		370,000	371,921
Cedar Fair LP, 5.25%, 3/15/21		1,215,000	1,233,225
Cedar Fair LP, 5.375%, 6/01/24 (n)		405,000	407,025
Cinemark USA, Inc., 5.125%, 12/15/22		1,280,000	1,300,800
Cinemark USA, Inc., 4.875%, 6/01/23		780,000	774,150
Seven Seas Cruises S. DE R.L., 9.125%, 5/15/19		1,235,000	1,333,800
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)		1,255,000	1,270,688

			$8,297,609
Financial Institutions - 3.2%
Aircastle Ltd., 4.625%, 12/15/18		$130,000	$133,900
Aircastle Ltd., 5.125%, 3/15/21		1,370,000	1,393,975
Aviation Capital Group, 4.625%, 1/31/18 (n)		555,000	581,461
Aviation Capital Group, 6.75%, 4/06/21 (n)		415,000	468,858
CIT Group, Inc., 5.25%, 3/15/18		1,520,000	1,622,600
CIT Group, Inc., 6.625%, 4/01/18 (n)		1,305,000	1,455,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
CIT Group, Inc., 5.5%, 2/15/19 (n)		$1,560,000	$1,682,850
CIT Group, Inc., 3.875%, 2/19/19		566,000	573,075
CIT Group, Inc., 5%, 8/15/22		640,000	675,200
General Electric Capital Corp., 3.1%, 1/09/23		750,000	751,635
Icahn Enterprises LP, 6%, 8/01/20		700,000	747,250
Icahn Enterprises LP, 5.875%, 2/01/22		1,410,000	1,469,925
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18		505,000	510,050
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20		2,050,000	2,111,500
SLM Corp., 4.875%, 6/17/19		272,000	284,648
SLM Corp., 8%, 3/25/20		1,135,000	1,310,925
SLM Corp., 7.25%, 1/25/22		1,645,000	1,836,231
SLM Corp., 6.125%, 3/25/24		445,000	457,238

			$18,066,396
Food & Beverages - 1.9%
Anheuser-Busch InBev S.A., 6.875%, 11/15/19		$300,000	$367,877
B&G Foods, Inc., 4.625%, 6/01/21		715,000	704,275
BRF S.A., 4.75%, 5/22/24 (n)		206,000	208,060
BRF S.A., 4.75%, 5/22/24		1,408,000	1,422,080
Coca-Cola HBC Finance B.V., 4.25%, 11/16/16	EUR	150,000	211,764
Conagra Foods, Inc., 3.2%, 1/25/23		$181,000	178,374
Constellation Brands, Inc., 3.75%, 5/01/21		355,000	355,444
Constellation Brands, Inc., 4.25%, 5/01/23		1,400,000	1,414,000
Darling Ingrediants, Inc., 5.375%, 1/15/22 (n)		1,300,000	1,348,750
Embotelladora Andina S.A., 5%, 10/01/23 (n)		236,000	251,800
H.J. Heinz Co., 4.25%, 10/15/20		1,085,000	1,099,919
JBS Investments GmbH, 7.75%, 10/28/20 (n)		397,000	428,760
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		204,000	216,240
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)		1,365,000	1,460,550
Tyson Foods, Inc., 6.6%, 4/01/16		412,000	447,816
Tyson Foods, Inc., 5.15%, 8/15/44		81,000	86,265
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		107,000	109,717
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		300,000	309,593

			$10,621,284
Food & Drug Stores - 0.0%
CVS Caremark Corp., 5.75%, 6/01/17		$250,000	$279,593

Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/20 (n)		$595,000	$532,525
International Paper Co., 6%, 11/15/41		185,000	222,371
Tembec Industries, Inc., 11.25%, 12/15/18		575,000	613,094

			$1,367,990
Gaming & Lodging - 1.6%
CCM Merger, Inc., 9.125%, 5/01/19 (n)		$1,055,000	$1,123,575
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)		315,000	302,400
Greektown Holdings LLC, 8.875%, 3/15/19 (n)		675,000	691,875
Hilton Worldwide Finance Co., 5.625%, 10/15/21 (n)		1,250,000	1,325,000
Isle of Capri Casinos, Inc., 8.875%, 6/15/20		470,000	505,250
Isle of Capri Casinos, Inc., 5.875%, 3/15/21		125,000	130,625
MGM Resorts International, 6.625%, 12/15/21		745,000	828,813
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		905,000	970,613
Pinnacle Entertainment, Inc., 6.375%, 8/01/21		495,000	513,563
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21		1,180,000	1,180,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Gaming & Lodging - continued
Wynn Las Vegas LLC, 7.75%, 8/15/20		$1,165,000	$1,258,200

			$8,829,914
Industrial - 1.0%
Dematic S.A., 7.75%, 12/15/20 (n)		$1,515,000	$1,613,475
Howard Hughes Corp., 6.875%, 10/01/21 (n)		1,790,000	1,895,163
Hyva Global B.V., 8.625%, 3/24/16 (n)		1,124,000	1,154,910
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)		670,000	742,025

			$5,405,573
Insurance - 0.3%
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	250,000	$344,501
Assicurazioni Generali S.p.A., 7.75% to 2022, FRN to 12/12/42	EUR	100,000	166,872
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	150,000	203,498
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	200,000	302,208
Delta Lloyd N.V., FRN, 9%, 8/29/42	EUR	150,000	261,148
Unum Group, 7.125%, 9/30/16		$500,000	561,423

			$1,839,650
Insurance - Property & Casualty - 0.3%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	100,000	$173,278
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$250,000	263,313
Clerical Medical Finance PLC, 4.25% to 6/24/15, FRN to 6/29/49	EUR	200,000	264,695
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		$159,000	161,250
QBE Capital Funding III Ltd., 7.5% to 5/24/21, FRN to 5/24/41	GBP	200,000	374,445
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/67 (n)		$627,000	674,025

			$1,911,006
International Market Quasi-Sovereign - 0.7%
Caisse d’Amortissement de la Dette Sociale, 1%, 5/25/18	EUR	150,000	$202,881
Eksportfinans A.S.A., 5.5%, 5/25/16		$250,000	263,548
Eksportfinans A.S.A., 5.5%, 6/26/17		415,000	446,125
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/49	GBP	100,000	177,429
ESB Finance Ltd., 4.375%, 11/21/19	EUR	200,000	306,006
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$1,248,000	1,330,680
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		921,000	1,059,868

			$3,786,537
International Market Sovereign - 10.4%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	2,301,000	$2,497,633
Federal Republic of Germany, 4.25%, 7/04/18	EUR	1,091,000	1,664,416
Federal Republic of Germany, 3.25%, 7/04/21	EUR	441,000	689,826
Federal Republic of Germany, 6.25%, 1/04/30	EUR	1,242,000	2,726,458
Government of Canada, 3.25%, 6/01/21	CAD	187,000	189,489
Government of Canada, 5.75%, 6/01/33	CAD	436,000	600,884
Government of Japan, 1.1%, 6/20/20	JPY	760,250,000	7,686,588
Government of Japan, 2.1%, 9/20/24	JPY	257,750,000	2,859,163
Government of Japan, 2.2%, 9/20/27	JPY	392,000,000	4,435,513
Government of Japan, 1.8%, 3/20/43	JPY	81,000,000	811,482
Government of New Zealand, 5%, 3/15/19	NZD	725,000	632,672
Kingdom of Belgium, 5.5%, 9/28/17	EUR	1,836,000	2,812,680
Kingdom of Belgium, 4.25%, 9/28/21	EUR	691,000	1,130,566
Kingdom of Denmark, 3%, 11/15/21	DKK	2,538,000	524,282
Kingdom of Spain, 5.4%, 1/31/23	EUR	497,000	831,161
Kingdom of Spain, 5.5%, 7/30/17	EUR	240,000	360,222

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of Spain, 4.6%, 7/30/19	EUR	2,130,000	$3,286,249
Kingdom of Sweden, 5%, 12/01/20	SEK	3,565,000	637,331
Kingdom of Sweden, 3.5%, 6/01/22	SEK	1,275,000	214,755
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	573,000	886,801
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	935,000	1,856,459
Republic of Austria, 4.65%, 1/15/18	EUR	1,679,000	2,545,203
Republic of Finland, 3.875%, 9/15/17	EUR	457,000	669,530
Republic of France, 6%, 10/25/25	EUR	341,000	663,593
Republic of France, 4.75%, 4/25/35	EUR	1,278,000	2,459,985
Republic of Iceland, 4.875%, 6/16/16 (n)		$823,000	859,249
Republic of Ireland, 4.5%, 4/18/20	EUR	222,000	349,809
Republic of Ireland, 5.4%, 3/13/25	EUR	99,000	172,160
Republic of Italy, 5.25%, 8/01/17	EUR	3,500,000	5,206,886
Republic of Italy, 3.75%, 3/01/21	EUR	3,051,000	4,547,251
United Kingdom Treasury, 8%, 6/07/21	GBP	1,260,000	2,896,062
United Kingdom Treasury, 4.25%, 3/07/36	GBP	515,000	1,043,433

			$58,747,791
Machinery & Tools - 1.4%
CNH America LLC, 7.25%, 1/15/16		$710,000	$754,375
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		756,000	756,000
H&E Equipment Services Co., 7%, 9/01/22		1,505,000	1,644,213
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)		1,105,000	1,129,863
Light Tower Rentals, Inc., 8.125%, 8/01/19 (z)		505,000	517,625
Loxam SAS, 4.875%, 7/23/21 (z)	EUR	350,000	459,882
RSC Equipment Rental, Inc., 8.25%, 2/01/21		$940,000	1,034,000
United Rentals North America, Inc., 7.625%, 4/15/22		1,270,000	1,425,575

			$7,721,533
Major Banks - 2.4%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/22	EUR	150,000	$259,777
Bank of America Corp., 7.625%, 6/01/19		$370,000	452,912
Bank of America Corp., 4.125%, 1/22/24		262,000	272,336
Bank of America Corp., 4.875%, 4/01/44		104,000	111,261
Bank of America Corp., FRN, 5.2%, 12/31/49		1,785,000	1,720,294
Barclays Bank PLC, 6%, 1/14/21	EUR	150,000	239,661
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	100,000	182,919
BBVA Senior Finance S.A., 3.25%, 3/21/16	EUR	200,000	273,878
Credit Agricole S.A., 7.375%, 12/18/23	GBP	100,000	209,213
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	200,000	314,691
Goldman Sachs Group, Inc., 5.75%, 1/24/22		$500,000	580,263
HSBC USA, Inc., 4.875%, 8/24/20		460,000	513,408
ING Bank N.V., 4.875%, 1/18/21	EUR	100,000	162,525
ING Bank N.V., 3.50% to 11/21/18, FRN to 11/21/23	EUR	250,000	345,158
JPMorgan Chase & Co., 6.3%, 4/23/19		$500,000	586,898
JPMorgan Chase & Co., 3.25%, 9/23/22		478,000	480,360
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		215,000	230,856
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49		1,935,000	1,984,343
Morgan Stanley, 5.75%, 10/18/16		397,000	434,503
Morgan Stanley, 6.625%, 4/01/18		391,000	452,744
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/29/49		530,000	564,450
Royal Bank of Scotland Group PLC, 6.934%, 4/09/18	EUR	150,000	228,333
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	150,000	240,943
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49		$1,140,000	1,345,200
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)		350,000	401,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Major Banks - continued
Royal Bank of Scotland Group PLC, FRN, 3.625%, 3/25/24	EUR	250,000	$335,483
Societe Generale, 4.25%, 7/13/22	EUR	100,000	163,066
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		$253,000	265,018

			$13,352,118
Medical & Health Technology & Services - 3.5%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21 (n)		$235,000	$240,875
CHS/Community Health Systems, Inc., 6.875%, 2/01/22 (n)		1,685,000	1,790,313
Davita, Inc., 6.625%, 11/01/20		986,000	1,040,230
Davita, Inc., 5.125%, 7/15/24		755,000	765,853
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)		495,000	533,363
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)		335,000	368,500
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		32,000	32,880
HCA, Inc., 7.5%, 2/15/22		2,160,000	2,516,400
HCA, Inc., 5.875%, 3/15/22		1,950,000	2,120,625
HCA, Inc., 5%, 3/15/24		690,000	702,938
HealthSouth Corp., 8.125%, 2/15/20		1,825,000	1,934,500
Lifepoint Hospitals, Inc., 5.5%, 12/01/21 (n)		1,950,000	2,037,750
McKesson Corp., 7.5%, 2/15/19		110,000	134,334
Owens & Minor, Inc., 6.35%, 4/15/16		970,000	1,038,332
Tenet Healthcare Corp., 8%, 8/01/20		1,800,000	1,944,000
Tenet Healthcare Corp., 4.5%, 4/01/21		1,235,000	1,238,088
Universal Health Services, Inc., 7.625%, 8/15/20		1,175,000	1,175,000

			$19,613,981
Medical Equipment - 0.4%
Biomet, Inc., 6.5%, 8/01/20		$564,000	$607,005
Physio-Control International, Inc., 9.875%, 1/15/19 (n)		527,000	571,136
Teleflex, Inc., 6.875%, 6/01/19		595,000	629,213
Teleflex, Inc., 5.25%, 6/15/24 (n)		695,000	708,031

			$2,515,385
Metals & Mining - 3.2%
ArcelorMittal S.A., 6.75%, 2/25/22		$235,000	$262,307
ArcelorMittal S.A., 7.25%, 3/01/41		555,000	587,606
Arch Coal, Inc., 8%, 1/15/19 (n)		365,000	351,313
Arch Coal, Inc., 7.25%, 10/01/20		445,000	309,275
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		1,258,000	1,371,521
Cameco Corp., 5.67%, 9/02/19	CAD	365,000	378,502
Century Aluminum Co., 7.5%, 6/01/21 (n)		$1,345,000	1,422,338
Commercial Metals Co., 4.875%, 5/15/23		860,000	842,800
Consol Energy, Inc., 6.375%, 3/01/21		330,000	349,800
Consol Energy, Inc., 5.875%, 4/15/22 (n)		1,225,000	1,280,125
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)		1,750,000	1,850,625
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		852,000	898,860
FMG Resources, 6.875%, 4/01/22 (n)		230,000	250,556
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)		1,295,000	1,418,025
Glencore Finance (Europe) S.A., 6.5%, 2/27/19	GBP	50,000	95,130
GrafTech International Co., 6.375%, 11/15/20		$1,125,000	1,164,375
Molycorp, Inc., 10%, 6/01/20		205,000	170,663
Peabody Energy Corp., 6%, 11/15/18		445,000	458,350
Plains Exploration & Production Co., 6.875%, 2/15/23		296,000	343,730
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21		108,000	114,981
Southern Copper Corp., 5.25%, 11/08/42		250,000	243,463
Steel Dynamics, Inc., 5.25%, 4/15/23		915,000	928,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)		$380,000	$406,600
Suncoke Energy, Inc., 7.625%, 8/01/19		685,000	724,388
TMS International Corp., 7.625%, 10/15/21 (n)		550,000	584,375
Walter Energy, Inc., 9.5%, 10/15/19 (n)		625,000	623,438
Walter Energy, Inc., 8.5%, 4/15/21		650,000	312,000
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	200,000	294,661

			$18,038,532
Midstream - 4.2%
Access Midstream Partner LP, 4.875%, 3/15/24		$100,000	$105,150
Access Midstream Partners Co., 5.875%, 4/15/21		40,000	42,500
Access Midstream Partners Co., 4.875%, 5/15/23		2,445,000	2,573,363
AmeriGas Finance LLC, 6.75%, 5/20/20		1,660,000	1,767,900
Atlas Pipeline Partners LP/Atlas Pipeline, 4.75%, 11/15/21		310,000	299,925
Atlas Pipeline Partners LP/Atlas Pipeline, 5.875%, 8/01/23		1,235,000	1,253,525
Crestwood Midstream Partners LP, 6%, 12/15/20		1,155,000	1,198,313
Crestwood Midstream Partners LP, 6.125%, 3/01/22		505,000	522,675
El Paso Corp., 7.75%, 1/15/32		2,311,000	2,894,528
Enbridge, Inc., 3.19%, 12/05/22	CAD	255,000	237,633
Energy Transfer Equity LP, 7.5%, 10/15/20		$1,380,000	1,597,350
Energy Transfer Partners LP, 3.6%, 2/01/23		300,000	297,952
Enterprise Products Partners LP, 6.3%, 9/15/17		180,000	205,799
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21		1,065,000	1,094,288
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22		1,200,000	1,242,000
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20		370,000	413,955
MarkWest Energy Partners LP, 5.5%, 2/15/23		450,000	474,750
MarkWest Energy Partners LP, 4.5%, 7/15/23		1,000,000	1,016,250
ONEOK, Inc., 4.25%, 2/01/22		200,000	199,806
Plains All American Pipeline, LP, 3.95%, 9/15/15		370,000	382,062
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21		945,000	996,975
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,755,000	1,825,200
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (n)		575,000	598,000
Spectra Energy Capital LLC, 8%, 10/01/19		250,000	313,881
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21		530,000	583,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22		1,075,000	1,096,500
Sunoco Logistics Partners LP, 5.3%, 4/01/44		158,000	168,039
TransCanada PipeLines Ltd., 5.1%, 1/11/17	CAD	225,000	223,001

			$23,624,320
Mortgage-Backed - 2.8%
Fannie Mae, 4.56%, 3/01/15		$162,781	$165,169
Fannie Mae, 4.89%, 3/01/15		89,378	90,152
Fannie Mae, 4.74%, 4/01/15		314,735	318,353
Fannie Mae, 4.877%, 4/01/15		323,357	326,843
Fannie Mae, 4.815%, 6/01/15		337,412	342,702
Fannie Mae, 4.78%, 8/01/15		364,727	372,578
Fannie Mae, 6%, 7/01/16 - 7/01/37		797,838	885,609
Fannie Mae, 5.5%, 9/01/19 - 8/01/37		3,274,716	3,640,709
Fannie Mae, 4.88%, 3/01/20		169,405	185,150
Fannie Mae, 6.5%, 4/01/32 - 1/01/33		252,692	292,197
Fannie Mae, 5%, 10/01/35		602,733	665,507
Fannie Mae, FRN, 0.402%, 5/25/18		6,387,678	6,391,275
Freddie Mac, 6%, 8/01/34		114,638	130,576
Ginnie Mae, 3%, 2/15/43		367,481	373,998
Ginnie Mae, 5.5%, 1/20/39		515,127	578,685

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mortgage-Backed - continued
Ginnie Mae, 4.5%, 1/20/41		$1,028,211	$1,121,740

			$15,881,243
Municipals - 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23		$845,000	$837,725

Natural Gas - Distribution - 0.1%
GDF Suez, 5%, 10/01/60	GBP	100,000	$197,980
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$216,000	221,121

			$419,101
Network & Telecom - 2.3%
British Telecom PLC, 5.75%, 12/07/28	GBP	150,000	$295,864
Centurylink, Inc., 6.45%, 6/15/21		$670,000	733,650
Centurylink, Inc., 6.75%, 12/01/23		245,000	271,184
Centurylink, Inc., 7.65%, 3/15/42		700,000	707,000
Citizens Communications Co., 9%, 8/15/31		1,545,000	1,668,600
Columbus International, Inc., 7.375%, 3/30/21 (n)		200,000	217,750
Deutsche Telekom International Finance B.V., 4.875%, 4/22/25	EUR	150,000	252,289
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)		$483,000	501,078
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)		2,268,000	2,301,573
Frontier Communications Corp., 8.125%, 10/01/18		470,000	546,845
Telecom Italia Capital, 6%, 9/30/34		305,000	305,000
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	200,000	292,375
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		$1,375,000	1,399,063
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22		517,000	555,775
TW Telecom Holdings, Inc., 5.375%, 10/01/22		290,000	315,375
TW Telecom Holdings, Inc., 5.375%, 10/01/22		790,000	859,125
Verizon Communications, Inc., 4.5%, 9/15/20		378,000	415,337
Verizon Communications, Inc., 5.15%, 9/15/23		250,000	283,048
Verizon Communications, Inc., 6.4%, 9/15/33		300,000	378,677
Windstream Corp., 7.75%, 10/15/20		345,000	371,738

			$12,671,346
Oil Services - 1.5%
Bristow Group, Inc., 6.25%, 10/15/22		$1,538,000	$1,618,745
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		1,026,873	1,103,888
Offshore Drilling Holding S.A., 8.375%, 9/20/20		750,000	813,750
Pacific Drilling S.A., 5.375%, 6/01/20 (n)		1,290,000	1,257,750
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,390,000	1,431,700
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)		865,000	899,600
Unit Corp., 6.625%, 5/15/21		1,390,000	1,445,600

			$8,571,033
Oils - 0.1%
CITGO Petroleum Corp., 6.25%, 8/15/22 (z)		$370,000	$388,808

Other Banks & Diversified Financials - 1.9%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$1,036,000	$1,108,520
Banco GNB Sudameris S.A., 3.875%, 5/02/18 (n)		291,000	289,545
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)		310,000	306,032
Bankia S.A., 3.5%, 1/17/19	EUR	200,000	281,714
Banque Federative du Credit Mutuel, 2%, 9/19/19	EUR	100,000	137,972
BB&T Corp., 3.95%, 4/29/16		$250,000	263,152
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		900,000	1,012,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)		$1,004,000	$1,140,544
CaixaBank S.A., 3.25%, 1/22/16	EUR	100,000	136,213
CaixaBank S.A., 5% to 9/04/18, FRN to 11/14/23	EUR	200,000	285,983
Capital One Bank (USA) N.A., 3.375%, 2/15/23		$384,000	382,601
Citigroup, Inc., 6.125%, 5/15/18		500,000	573,457
Discover Bank, 7%, 4/15/20		250,000	299,541
Discover Bank, 4.25%, 3/13/26		148,000	154,666
Groupe BPCE S.A., 12.5% to 8/06/19, FRN to 8/29/49 (n)		1,513,000	2,053,898
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 1/28/21		516,000	552,120
Intesa Sanpaolo S.p.A., 4.125%, 9/19/16	EUR	100,000	140,430
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	100,000	182,445
Intesa Sanpaolo S.p.A., 5.017%, 6/26/24 (n)		$276,000	278,582
KBC Internationale Financieringsmaatschappij N.V., 4.5%, 3/27/17	EUR	150,000	216,563
LBG Capital No. 2 PLC, 6.385%, 5/12/20	EUR	250,000	353,083
Macquarie Group Ltd., 3%, 12/03/18 (n)		$400,000	411,991
Rabobank Nederland N.V., 4%, 9/19/22	GBP	100,000	177,540

			$10,739,092
Pharmaceuticals - 1.6%
Celgene Corp., 1.9%, 8/15/17		$400,000	$404,262
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)		1,600,000	1,734,000
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		496,000	534,297
Gilead Sciences, Inc., 3.7%, 4/01/24		268,000	279,504
Hospira, Inc., 6.05%, 3/30/17		200,000	220,054
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)		885,000	903,806
Mylan, Inc., 2.55%, 3/28/19		265,000	266,327
Salix Pharmaceuticals Ltd., 6%, 1/15/21 (n)		475,000	515,375
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		162,000	156,941
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)		1,415,000	1,503,438
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,580,000	1,690,600
Vantage Point Imaging, 7.5%, 7/15/21 (n)		525,000	572,250
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		200,000	200,931

			$8,981,785
Precious Metals & Minerals - 0.5%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$920,000	$945,300
Eldorado Gold Corp., 6.125%, 12/15/20 (n)		1,620,000	1,672,650

			$2,617,950
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 6/15/18 (z)		$11,911	$12,685
Gannett Co., Inc., 6.375%, 10/15/23 (n)		1,385,000	1,471,563
Gannett Co., Inc., 5.125%, 10/15/19 (n)		320,000	328,000
Gannett Co., Inc., 5.125%, 7/15/20		60,000	61,350
Lamar Media Corp., 5%, 5/01/23		580,000	578,550
Moody’s Corp., 4.875%, 2/15/24		200,000	219,514
Nielsen Finance LLC, 5%, 4/15/22 (n)		585,000	590,850

			$3,262,512
Railroad & Shipping - 0.2%
CSX Corp., 4.1%, 3/15/44		$200,000	$195,371
Watco Cos. LLC, 6.375%, 4/01/23 (n)		870,000	889,575

			$1,084,946
Real Estate - Healthcare - 0.6%
Aviv Healthcare Properties LP/Aviv Healthcare, 6%, 10/15/21		$1,360,000	$1,434,800
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21		680,000	731,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Real Estate - Healthcare - continued
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22		$1,040,000	$1,118,000

			$3,283,800
Real Estate - Office - 0.0%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$250,000	$244,430

Real Estate - Other - 0.9%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19		$640,000	$662,400
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21		1,225,000	1,280,125
ERP Properties, REIT, 7.75%, 7/15/20		665,000	808,765
ERP Properties, REIT, 5.75%, 8/15/22		750,000	826,590
Felcor Lodging LP, REIT, 5.625%, 3/01/23		1,245,000	1,260,563

			$4,838,443
Real Estate - Retail - 0.2%
Hammerson PLC, REIT, 2.75%, 9/26/19	EUR	100,000	$141,892
Hammerson PLC, REIT, 6%, 2/23/26	GBP	125,000	251,009
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$360,000	483,372

			$876,273
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43		$250,000	$280,617

Retailers - 1.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$145,000	$150,754
Best Buy Co., Inc., 5.5%, 3/15/21		1,485,000	1,535,119
Bon Ton Stores, Inc., 8%, 6/15/21		505,000	472,175
Cencosud S.A., 5.5%, 1/20/21		250,000	268,804
Dollar General Corp., 4.125%, 7/15/17		400,000	420,012
Gap, Inc., 5.95%, 4/12/21		300,000	347,699
Home Depot, Inc., 4.875%, 2/15/44		200,000	225,827
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)		860,000	825,600
Limited Brands, Inc., 6.95%, 3/01/33		670,000	701,825
Marks & Spencer Group PLC, 4.75%, 6/12/25	GBP	100,000	176,034
Neiman Marcus Group Ltd., 8%, 10/15/21 (z)		$150,000	161,813
Rite Aid Corp., 9.25%, 3/15/20		725,000	812,000
Sally Beauty Holdings, Inc., 6.875%, 11/15/19		775,000	835,063
Wal-Mart Stores, Inc., 4.3%, 4/22/44		300,000	314,432

			$7,247,157
Specialty Chemicals - 0.2%
Chemtura Corp., 5.75%, 7/15/21		$1,295,000	$1,346,800

Specialty Stores - 0.5%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)		$875,000	$868,438
Men’s Wearhouse, Inc., 7%, 7/01/22 (n)		315,000	329,963
Michaels Stores, Inc., 5.875%, 12/15/20 (n)		655,000	664,825
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		769,000	818,985

			$2,682,211
Supermarkets - 0.1%
Delhaize Group, 3.125%, 2/27/20	EUR	100,000	$142,889
William Morrison Supermarkets PLC, 3.5%, 7/27/26	GBP	100,000	152,953

			$295,842

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Supranational - 1.5%
European Investment Bank, 1.75%, 3/15/17		$8,000,000	$8,167,168
European Investment Bank, 4.25%, 4/15/19	EUR	200,000	310,557

			$8,477,725
Telecommunications - Wireless - 4.2%
Altice Financing S.A., 6.5%, 1/15/22 (n)		$2,005,000	$2,110,263
America Movil S.A.B. de C.V., 1%, 6/04/18	EUR	100,000	132,610
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	200,000	322,228
American Tower Corp., REIT, 3.5%, 1/31/23		$465,000	457,832
Bharti Airtel International (Netherlands) B.V., 3.375%, 5/20/21 (n)	EUR	100,000	135,179
Bharti Airtel International B.V., 5.35%, 5/20/24 (n)		$1,324,000	1,421,605
Crown Castle International Corp., 4.875%, 4/15/22		385,000	391,738
Crown Castle International Corp., 5.25%, 1/15/23		1,200,000	1,239,372
Digicel Group Ltd., 8.25%, 9/01/17 (n)		710,000	721,538
Digicel Group Ltd., 8.25%, 9/30/20 (n)		1,053,000	1,137,240
Digicel Group Ltd., 6%, 4/15/21 (n)		940,000	968,200
Digicel Group Ltd., 7.125%, 4/01/22 (n)		425,000	440,938
Eileme 2 AB, 11.625%, 1/31/20 (n)		765,000	891,302
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		390,000	389,025
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		409,000	445,810
MTS International Funding Ltd., 5%, 5/30/23 (n)		488,000	439,200
Rogers Communications, Inc., 5%, 3/15/44		137,000	145,845
Sprint Capital Corp., 6.875%, 11/15/28		1,625,000	1,584,375
Sprint Corp., 7.875%, 9/15/23 (n)		955,000	1,024,238
Sprint Corp., 7.125%, 6/15/24 (n)		1,235,000	1,259,700
Sprint Nextel Corp., 9%, 11/15/18 (n)		630,000	748,913
Sprint Nextel Corp., 6%, 11/15/22		830,000	827,925
T-Mobile USA, Inc., 6.125%, 1/15/22		135,000	139,894
T-Mobile USA, Inc., 6.5%, 1/15/24		370,000	384,800
T-Mobile USA, Inc., 6.464%, 4/28/19		235,000	244,988
T-Mobile USA, Inc., 6.25%, 4/01/21		2,590,000	2,687,125
T-Mobile USA, Inc., 6.633%, 4/28/21		515,000	542,038
Wind Acquisition Finance S.A., 4%, 7/15/20 (z)	EUR	200,000	264,104
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		$1,070,000	1,072,675
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		1,145,000	1,207,975

			$23,778,675
Telephone Services - 0.6%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,821,000	$1,934,813
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)		445,000	469,475
Level 3 Financing, Inc., 8.625%, 7/15/20		630,000	697,725
TELUS Corp., 5.05%, 7/23/20	CAD	370,000	382,169

			$3,484,182
Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22		$250,000	$244,514
Lorillard Tobacco Co., 8.125%, 6/23/19		125,000	155,389
Reynolds American, Inc., 6.75%, 6/15/17		400,000	454,869

			$854,772
Transportation - 0.1%
Far Eastern Shipping Co., 8%, 5/02/18 (n)		$526,000	$382,665

Transportation - Services - 1.5%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)		$1,155,000	$1,201,200
ERAC USA Finance Co., 6.375%, 10/15/17 (n)		400,000	457,159

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Transportation - Services - continued
HIT Finance B.V., 4.875%, 10/27/21	EUR	150,000	$241,119
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)		$1,340,000	1,457,250
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		137,000	141,966
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)		1,029,000	1,070,160
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)		1,205,000	1,247,175
Stena AB, 7%, 2/01/24 (n)		1,570,000	1,664,200
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)		670,000	663,300
Topaz Marine S.A., 8.625%, 11/01/18 (n)		208,000	217,360

			$8,360,889
U.S. Government Agencies and Equivalents - 3.2%
Fannie Mae, 1.125%, 4/27/17		$8,000,000	$8,044,136
Freddie Mac, 0.875%, 2/22/17		10,000,000	10,008,670

			$18,052,806
U.S. Treasury Obligations - 5.4%
U.S. Treasury Bonds, 6.25%, 8/15/23 (f)		$1,400,000	$1,858,172
U.S. Treasury Bonds, 5.375%, 2/15/31		286,200	386,057
U.S. Treasury Bonds, 4.5%, 2/15/36		95,000	119,774
U.S. Treasury Bonds, 4.75%, 2/15/37		2,986,200	3,896,525
U.S. Treasury Bonds, 3.125%, 2/15/43		7,420,000	7,489,563
U.S. Treasury Notes, 2.75%, 2/15/24		10,000,000	10,371,880
U.S. Treasury Notes, 2.5%, 5/15/24		6,000,000	6,085,782

			$30,207,753
Utilities - Electric Power - 2.1%
AES Corp., 7.375%, 7/01/21		$725,000	$830,125
American Electric Power Co., Inc., 1.65%, 12/15/17		185,000	185,714
Calpine Corp., 5.375%, 1/15/23		200,000	202,000
CMS Energy Corp., 3.875%, 3/01/24		250,000	262,993
Covanta Holding Corp., 7.25%, 12/01/20		1,830,000	1,976,400
Covanta Holding Corp., 6.375%, 10/01/22		310,000	332,475
Duke Energy Corp., 1.625%, 8/15/17		185,000	186,311
E.CL S.A., 5.625%, 1/15/21		757,000	828,915
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	50,000	106,109
EDP Finance B.V., 5.25%, 1/14/21 (n)		$200,000	211,068
EDP Finance B.V., 4.125%, 1/20/21	EUR	150,000	215,540
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$116,000	117,756
Enel Finance International N.V., 4.875%, 3/11/20	EUR	200,000	312,833
Enel S.p.A., 6.25%, 6/20/19	GBP	100,000	191,468
Greenko Dutch B.V., 8%, 8/01/19 (n)		$378,000	375,638
InterGen N.V., 7%, 6/30/23 (n)		715,000	725,725
NGG Finance PLC, FRN, 5.625%, 6/18/73	GBP	100,000	174,523
NRG Energy, Inc., 8.25%, 9/01/20		$1,085,000	1,174,513
NRG Energy, Inc., 6.25%, 7/15/22 (n)		375,000	392,813
NRG Energy, Inc., 6.625%, 3/15/23		1,605,000	1,701,300
PG&E Corp., 2.4%, 3/01/19		166,000	167,602
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		250,000	283,412
Red Electrica de Espana, 3.5%, 10/07/16	EUR	100,000	139,219
Red Electrica de Espana, 4.75%, 2/16/18	EUR	100,000	149,034
Southern Electric Power Co. Ltd., 4.625%, 2/20/37	GBP	100,000	179,419
Transelec S.A., 4.25%, 1/14/25 (n)		$200,000	200,910
Viridian Group FundCo II, Ltd., 11.125%, 4/01/17 (n)		373,000	408,435

			$12,032,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Water - 0.0%
Veolia Environnement S.A., 4.45% to 4/16/18, FRN to 1/29/49	EUR	200,000	$271,988
Total Bonds			$633,369,885

Floating Rate Loans (g)(r) - 1.5%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20		$611,317	$607,496

Building - 0.1%
ABC Supply Co., Inc., Term Loan, 3.5%, 4/16/20		$149,697	$148,138
HD Supply, Inc., Term Loan B, 4%, 6/28/18		82,060	81,723

			$229,861
Cable TV - 0.0%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19		$81,996	$81,453

Conglomerates - 0.1%
Entegris, Inc., Term Loan B, 3.5%, 2/04/21		$156,530	$154,900
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19		562,875	560,295

			$715,195
Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20		$310,210	$308,013

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21		$434,253	$427,584

Electronics - 0.1%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		$776,171	$775,062

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20		$533,548	$532,119

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20		$332,694	$333,357

Food & Beverages - 0.0%
H.J. Heinz Co., Term Loan B2, 3.5%, 6/07/20		$223,874	$223,566

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/20		$136,731	$135,724

Medical & Health Technology & Services - 0.1%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/16/21		$186,382	$186,819
Davita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/21		379,574	378,421

			$565,240
Metals & Mining - 0.2%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19		$442,843	$440,936
Steel Dynamics, Inc., Bridge Term Loan A, 8/08/15 (o)		305,000	305,000
Steel Dynamics, Inc., Bridge Term Loan B, 8/08/15 (o)		305,000	305,000

			$1,050,936
Printing & Publishing - 0.0%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/21		$96,113	$95,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Retailers - 0.1%
Dollar Tree, Inc., Bridge Term Loan, 8/08/15 (o)	$510,000	$510,000
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	44,587	44,671

		$554,671
Specialty Stores - 0.0%
Men’s Warehouse, Inc., Term Loan B, 4.5%, 4/16/21	$111,001	$111,487

Supermarkets - 0.1%
Albertsons Holdings LLC, Term Loan B4, 8/25/21 (o)	$640,006	$640,139

Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 9/15/19	$1,112,958	$1,117,131

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co., Term Loan B1, 3%, 5/03/20	$123,450	$120,878
Total Floating Rate Loans		$8,625,133

Preferred Stocks - 0.1%
Other Banks & Diversified Financials - 0.1%
Ally Financial, Inc., 7% (z)	380	$382,054

Convertible Bonds - 0.0%
Network & Telecom - 0.0%
Nortel Networks Corp., 2.125%, 4/15/49 (a)(d)	$195,000	$196,706

Common Stocks - 0.0%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$57,675

Printing & Publishing - 0.0%
American Media Operations, Inc.	3,053	$548
Total Common Stocks		$58,223

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	8,784,108	$8,784,108
Total Investments		$651,416,109

Other Assets, Less Liabilities - (15.8)%		(88,815,238)
Net Assets - 100.0%		$562,600,871

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $188,357,025, representing 33.5% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$356,250	$382,054
American Energy-Permian Basin LLC, 7.125%, 11/01/20	7/16/14	385,000	373,450
American Energy-Permian Basin LLC, 7.375%, 11/01/21	7/16/14-8/19/14	767,429	755,625
American Media, Inc., 13.5%, 6/15/18	12/22/10	12,030	12,685
Baytex Energy Corp., 5.625%, 6/01/24	5/29/14-8/15/14	1,050,579	1,045,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.756%, 12/28/40	3/01/06	682,291	422,206
CITGO Petroleum Corp., 6.25%, 8/15/22	7/23/14	370,000	388,808
Light Tower Rentals, Inc., 8.125%, 8/01/19	7/16/14-8/12/14	507,976	517,625
Loxam SAS, 4.875%, 7/23/21	7/18/14	473,357	459,882
Neiman Marcus Group Ltd., 8%, 10/15/21	8/04/14	156,696	161,813
Republic of Indonesia, 2.875%, 7/08/21	7/02/14	237,477	233,965
Republic of Paraguay, 6.1%, 8/11/44	8/18/14	567,593	588,500
Sanchez Energy Corp., 6.125%, 1/15/23	6/13/14-6/30/14	676,117	688,275
Schaeffler Finance B.V., 4.75%, 5/15/21	7/10/14-7/11/14	679,475	673,200
Wind Acquisition Finance S.A., 4%, 7/15/20	6/24/14-6/26/14	272,140	264,104
Total Restricted Securities			$6,967,192
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/14

Forward Foreign Currency Exchange Contracts at 8/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CAD	Deutsche Bank AG	774,253	10/10/14	$708,699	$711,464	$2,765
BUY	CAD	Goldman Sachs International	2,915,000	10/10/14	2,652,532	2,678,606	26,074
SELL	CAD	Merrill Lynch International	3,240,078	10/10/14	3,033,355	2,977,321	56,034
SELL	CHF	Royal Bank of Scotland Group PLC	66,000	10/10/14	73,058	71,916	1,142
SELL	CHF	UBS AG	2,222,918	10/10/14	2,489,688	2,422,186	67,502
SELL	DKK	Barclays Bank PLC	1,409,022	10/10/14	257,375	248,613	8,762
SELL	DKK	UBS AG	1,409,022	10/10/14	257,358	248,612	8,746
SELL	EUR	Citibank N.A.	334,000	10/10/14	448,934	438,954	9,980
SELL	EUR	Credit Suisse Group	38,894,456	10/10/14	52,946,053	51,116,471	1,829,582
SELL	EUR	Deutsche Bank AG	2,011,000	10/10/14	2,654,822	2,642,928	11,894
SELL	GBP	Citibank N.A.	71,000	10/10/14	120,567	117,836	2,731
SELL	GBP	Credit Suisse Group	2,548,667	10/10/14	4,359,535	4,229,923	129,612
SELL	GBP	Merrill Lynch International	2,548,667	10/10/14	4,361,087	4,229,923	131,164
BUY	INR	Barclays Bank PLC	161,189,000	9/08/14	2,649,827	2,652,807	2,980
SELL	JPY	Citibank N.A.	272,315,000	10/10/14	2,660,680	2,618,018	42,662
SELL	JPY	Deutsche Bank AG	1,642,376,459	10/10/14	16,182,803	15,789,697	393,106
BUY	KRW	JPMorgan Chase Bank N.A.	44,218,500	9/15/14	42,922	43,586	664
SELL	MXN	Barclays Bank PLC	15,694,000	10/10/14	1,207,185	1,197,199	9,986
SELL	NZD	Citibank N.A.	944,000	10/10/14	797,094	786,775	10,319
SELL	NZD	Deutsche Bank AG	2,168,000	10/10/14	1,830,551	1,806,916	23,635
SELL	NZD	Goldman Sachs International	822,517	10/10/14	717,416	685,525	31,891
SELL	SEK	Goldman Sachs International	5,887,383	10/10/14	861,916	842,261	19,655
BUY	ZAR	JPMorgan Chase Bank N.A.	360,852	10/10/14	33,229	33,628	399

							$2,821,285

Liability Derivatives
SELL	AUD	Westpac Banking Corp.	2,493,298	10/10/14	$2,320,811	$2,322,586	$(1,775)
SELL	BRL	UBS AG	7,709,690	10/02/14	3,396,190	3,415,153	(18,963)
BUY	EUR	Barclays Bank PLC	485,000	10/10/14	650,518	637,404	(13,114)
BUY	EUR	Credit Suisse Group	699,213	10/10/14	934,510	918,930	(15,580)
BUY	EUR	Deutsche Bank AG	596,478	10/10/14	798,746	783,913	(14,833)
BUY	EUR	Goldman Sachs International	421,488	10/10/14	573,636	553,934	(19,702)
BUY	GBP	Credit Suisse Group	172,365	10/10/14	295,274	286,067	(9,207)
BUY	JPY	Barclays Bank PLC	261,389,000	10/10/14	2,560,629	2,512,976	(47,653)
BUY	JPY	Merrill Lynch International	2,793,562	10/10/14	27,483	26,857	(626)
BUY	NOK	Deutsche Bank AG	16,426,000	10/10/14	2,657,022	2,646,779	(10,243)
BUY	NOK	UBS AG	7,951	10/10/14	1,287	1,281	(6)
BUY	NZD	Goldman Sachs International	60,690	10/10/14	52,935	50,582	(2,353)
BUY	NZD	JPMorgan Chase Bank N.A.	3,120,000	10/10/14	2,635,093	2,600,358	(34,735)
SELL	NZD	Citibank N.A.	3,171,000	10/10/14	2,636,566	2,642,864	(6,298)
BUY	SGD	Deutsche Bank AG	40,141	10/10/14	32,300	32,137	(163)

							$(195,251)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 8/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30yr (Long)	USD	23	$3,222,156	December - 2014	$8,421

Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10yr (Short)	USD	410	$51,570,313	December - 2014	$(42,563)

					$(34,142)

At August 31, 2014, the fund had liquid securities with an aggregate value of $593,290 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$57,675	$382,602	$—	$440,277
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	48,260,559	—	48,260,559
Non-U.S. Sovereign Debt	—	108,726,625	—	108,726,625
Municipal Bonds	—	837,725	—	837,725
U.S. Corporate Bonds	—	314,395,387	—	314,395,387
Residential Mortgage-Backed Securities	—	16,400,668	—	16,400,668
Commercial Mortgage-Backed Securities	—	20,255,367	—	20,255,367
Asset-Backed Securities (including CDOs)	—	828,696	—	828,696
Foreign Bonds	—	123,861,564	—	123,861,564
Floating Rate Loans	—	8,625,133	—	8,625,133
Mutual Funds	8,784,108	—	—	8,784,108
Total Investments	$8,841,783	$642,574,326	$—	$651,416,109

Other Financial Instruments
Futures Contracts	$(34,142)	$—	$—	$(34,142)
Forward Foreign Currency Exchange Contracts	—	2,626,034	—	2,626,034

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/13	$14,929
Change in unrealized appreciation (depreciation)	(14,381)
Transfers out of level 3	(548)
Balance as of 8/31/14	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$635,530,769
Gross unrealized appreciation	23,729,473
Gross unrealized depreciation	(7,844,133)
Net unrealized appreciation (depreciation)	$15,885,340

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,783,375	119,606,899	(182,606,166)	8,784,108

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$31,313	$8,784,108

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2014, are as follows:

United States	57.7%
Canada	3.8%
United Kingdom	3.2%
Italy	2.8%
Japan	2.8%
Mexico	2.8%
France	2.2%
Luxembourg	2.0%
Brazil	1.8%
Other Countries	20.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2014

*	Print name and title of each signing officer under his or her signature.